Trade and other receivables (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other non-current receivables	$ 3,330,606	$ 3,563,797
Percentage of entity's revenue	28.10%	27.10%
Country of domicile [member] | Credit Risk [Member]
Credit Insurance Coverage Rate	90.00%
Foreign countries [member] | Credit Risk [Member]
Credit Insurance Coverage Rate	99.00%
Compañía Pisquera de Chile S.A. [Member]
Trade and other non-current receivables	$ 2,411,833	$ 2,898,277
Proportion Of Subsidiary Ownership Percentage Sold	49.00%